Capital Disclosures - Schedule of Capital (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Capital [Abstract]
Shareholders’ equity (excluding reserves)	$ 371,822	$ 400,811
Non-controlling interest	1,144,969	1,238,776
Debt financing (excluding deferred financing costs, prepayment options, warrants and loss on repayment)	$ 3,844,514	$ 3,660,787